INCOME TAXES - Deferred & Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income (loss) before provision (benefit) for income taxes
United States	$ 43,198	$ (6,165)	$ (34,370)
International	(16,962)	(1,488)	(2,358)
Income (Loss) Before Provision (Benefit) for Income Taxes	26,236	(7,653)	(36,728)
Current:
Federal	89	(77,366)	686
Foreign	3,686	809	(2,326)
State and local	279	(7,472)	742
Total Current	4,054	(84,029)	(898)
Deferred:
Federal	1,544	1,883	(626)
Foreign	(1,641)	(2,722)	(437)
State and local	571	489	(2,602)
Total Deferred	474	(350)	(3,665)
Income Tax Expense (Benefit), Total	$ 4,528	(84,379)	$ (4,563)
Reduction in uncertain tax positions		$ 87,400
Effective income tax rate differed from the statutory federal income tax rate
Federal tax at statutory rate (as a percent)	35.00%	35.00%	35.00%
State and local income taxes, net of federal benefit (as a percent)	1.10%	97.60%	7.20%
Officer and share-based compensation (as a percent)	(5.80%)	226.40%
Change in valuation allowance (as a percent)	(72.50%)	(185.70%)	(13.20%)
Unrecognized tax benefits (as a percent)	0.10%	1010.90%	(1.90%)
Rate differential on foreign income (as a percent)	30.40%	(46.80%)	(15.00%)
Gain on dispostion of subsidiary (as a percent)	18.00%
Conversion of debt to equity (as a percent)			(1.50%)
Indefinite-lived intangibles (as a percent)	8.30%	(31.00%)	4.80%
Other, net (as a percent)	2.70%	(3.90%)	(3.00%)
Effective income tax rate (as a percent)	17.30%	1102.50%	12.40%
Deferred tax assets:
Inventory valuation	$ 10,762	$ 9,212
Nondeductible accruals	9,975	10,363
Share-based compensation	20,824	11,827
Net operating loss carryforward	280,280	300,825
Goodwill	5,682	5,603
Capital loss carryforward	83,099	68,839
Unrealized gains	17,532	8,413
Other	13,114	9,580
Total deferred tax assets	441,268	424,662
Deferred tax liabilities:
Trademarks and other intangibles	(18,395)	(17,622)
Property and equipment	(4,711)	(5,632)
Other	(8,205)	(2,746)
Total deferred tax liabilities	(31,311)	(26,000)
Less: Valuation allowance	(425,761)	(415,173)
Net deferred tax liability	(15,804)	(16,511)
Adjustment in deferred tax assets	$ 44,300	$ 44,700